PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The following table summarizes the components of our property and equipment as of the dates presented:

	June 30,	December 31,
	2023	2022
Furniture and Fixtures	$6,103	$6,103
Computer Equipment	1,035,097	867,670
	1,041,200	873,773
Accumulated depreciation	(537,958)	(446,742)
Property and equipment, net of accumulated depreciation	$503,242	$427,031

Depreciation expense for the six months ended June 30, 2023 and 2022, was $91,216 and $80,170, respectively.

During the six months ended June 30, 2023 and 2022, we purchased property and equipment of $167,427 and $96,960, respectively.

NOTE 4: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2022	2021
Furniture and Fixtures	$6,103	$2,991
Computer Equipment	867,670	559,654
	873,773	562,645
Accumulated depreciation	(446,742)	(274,239)
Property and equipment, net of accumulated depreciation	$427,031	$288,406

Depreciation expense for the years ended December 31, 2022 and 2021, was $172,503 and $174,274, respectively, and recorded in general and administrative expenses.

During the years ended December 31, 2022 and 2021, the Company acquired property and equipment of $311,128 and $138,331, respectively.